SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 142,343	$ 20,782
Less: Accumulated depreciation		(22,599)	(498)
Property and equipment, net	$ 137,572	119,744	20,284
Mobile Kiosk Display [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 63,395	18,120
Property, Plant and Equipment, Useful Life		3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 44,901	2,662
Property, Plant and Equipment, Useful Life		3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 17,273
Property, Plant and Equipment, Useful Life		3 years
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 16,775
Internal Use Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Internal Use Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years